Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Trade and other current payables [abstract]
Trade and other current payables	$ 5,394	$ 5,968